Derivative Liability (Details Narrative) (10-K)	1 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Mar. 31, 2021 $ / shares
Stock price	$ 0.0329	$ 0.0329	$ 0.029
Conversion price	$ 0.00906	$ 0.00906	$ 0.01
Derivative liability, measurement input term	174 days	174 days
Expected Volatility [Member]
Derivative liability, measurement input	143	143	1.43
Risk Free Interest Rate [Member]
Derivative liability, measurement input	0.09	0.09	0.09